UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoSphere Capital Management LLC
Address: 733 Third Avenue, 19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sing Wu Inman
Title:     CFO
Phone:     212-616-1130

Signature, Place, and Date of Signing:

  /s/ Sing Wu Inman     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $159,055 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGRIUM INC                     COM              008916108     1556    23338 SH       SOLE                    23338        0        0
ANADARKO PETE CORP             COM              032511107     5821    92320 SH       SOLE                    92320        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     2377    57479 SH       SOLE                    57479        0        0
ARCH COAL INC                  COM              039380100     2471   169500 SH       SOLE                   169500        0        0
BAKER HUGHES INC               COM              057224107     5182   112287 SH       SOLE                   112287        0        0
BARRICK GOLD CORP              COM              067901108     3177    68100 SH       SOLE                    68100        0        0
BRIGHAM EXPLORATION CO         COM              109178103     4638   183554 SH       SOLE                   183554        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     3833   150000 SH       SOLE                   150000        0        0
CONSOL ENERGY INC              COM              20854P109     5340   157390 SH       SOLE                   157390        0        0
CVR ENERGY INC                 COM              12662P108     5496   260000 SH       SOLE                   260000        0        0
EQT CORP                       COM              26884L109     4002    75000 SH       SOLE                    75000        0        0
FIRST CASH FINL SVCS INC       COM              31942D107     4195   100000 SH       SOLE                   100000        0        0
HESS CORP                      COM              42809H107     5246   100000 SH       SOLE                   100000        0        0
HORNBECK OFFSHORE SVCS INC N   COM              440543106     5934   238229 SH       SOLE                   238229        0        0
ICICI BK LTD                   ADR              45104G104     3472   100000 SH       SOLE                   100000        0        0
ISHARES INC                    MSCI BRAZIL      464286400      159   204287 SH  CALL SOLE                   204287        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     3083   100000 SH  CALL SOLE                   100000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     2878    82000 SH       SOLE                    82000        0        0
ISHARES TR                     RUSSELL 2000     464287655     3215    50000 SH  PUT  SOLE                    50000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     2443   100000 SH       SOLE                   100000        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106     3442    50000 SH       SOLE                    50000        0        0
NEWMONT MINING CORP            COM              651639106     6517   103526 SH       SOLE                   103526        0        0
POTASH CORP SASK INC           COM              73755L107     1268    29332 SH       SOLE                    29332        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     1912    75000 SH       SOLE                    75000        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100     5925   134413 SH       SOLE                   134413        0        0
SCHLUMBERGER LTD               COM              806857108     9868   165216 SH       SOLE                   165216        0        0
SCORPIO TANKERS INC            SHS              Y7542C106     3646   690611 SH       SOLE                   690611        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     7904    50000 SH  CALL SOLE                    50000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    16972   150000 SH  PUT  SOLE                   150000        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     7161   150000 SH       SOLE                   150000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     4355  3483931 SH       SOLE                  3483931        0        0
WYNN RESORTS LTD               COM              983134107     5179    45000 SH       SOLE                    45000        0        0
YAMANA GOLD INC                COM              98462Y100     2951   216000 SH       SOLE                   216000        0        0
YUM BRANDS INC                 COM              988498101     7437   150568 SH       SOLE                   150568        0        0